Long-term investments - Income Statement (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Investments [Line Items]
Revenue	$ 2,285	$ 7,323
Gross profit	516	1,535
Operating expenses:
Research and development	1,223	1,293
General and administrative	2,834	2,673
Sales and marketing	207	443
Foreign exchange (gain) loss	1,007	(1,203)
Depreciation and amortization	110	107
Operating expenses	5,381	3,313
Loss from continuing operations	(4,865)	(1,778)
Interest income, net of bank charges	742	649
Loss before income taxes	(5,594)	(5,205)
Income tax (recovery) expense	113	90
Net loss for the period	(5,707)	(2,451)
Cespira Joint Venture
Schedule of Investments [Line Items]
Revenue	22,249	16,676
Cost of revenue	20,673	16,230
Gross profit	1,576	446
Operating expenses:
Research and development	1,480	3,089
General and administrative	2,262	2,698
Sales and marketing	261	291
Foreign exchange (gain) loss	(712)	746
Depreciation and amortization	874	730
Operating expenses	4,165	7,554
Loss from continuing operations	(2,589)	(7,108)
Interest income, net of bank charges	54	7
Loss before income taxes	(2,535)	(7,101)
Income tax (recovery) expense	(14)	7
Net loss for the period	(2,521)	(7,108)
Cespira Joint Venture | Product
Schedule of Investments [Line Items]
Revenue	19,492	13,200
Cespira Joint Venture | Service
Schedule of Investments [Line Items]
Revenue	$ 2,757	$ 3,476